UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07460

Exact name of registrant as specified in charter:
Delaware Investments® Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments®
Dividend and
Income Fund, Inc.
May 31, 2009

The figures in the semiannual report for Delaware Investments Dividend and
Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

> Security type and top 10 equity holdings	1

> Statement of net assets	3

> Statement of operations	12

> Statements of changes in net assets	13

> Statement of cash flows	14

> Financial highlights	15

> Notes to financial statements	16

> Other Fund information	21

> About the organization	23

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Security type and top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Security Type	of Net Assets
Common Stock	66.48%
Consumer Discretionary	4.10%
Consumer Staples	10.22%
Diversified REITs	0.73%
Energy	5.10%
Financials	5.62%
Health Care	11.93%
Health Care REITs	1.65%
Hotel REITs	0.46%
Industrial REITs	0.31%
Industrials	3.45%
Information Technology	7.68%
Mall REITs	1.35%
Materials	1.82%
Mortgage REITs	0.35%
Multifamily REITs	1.50%
Office REITs	1.48%
Office/Industrial REITs	0.73%
Self-Storage REITs	0.59%
Shopping Center REITs	0.49%
Specialty REITs	0.67%
Telecommunications	2.96%
Utilities	3.29%
Convertible Preferred Stock	3.47%
Banking, Finance & Insurance	0.67%
Basic Materials	0.23%
Cable, Media & Publishing	0.33%
Energy	0.28%
Health Care & Pharmaceuticals	0.98%
Real Estate	0.35%
Telecommunications	0.63%
Preferred Stock	0.84%
Banking, Finance & Insurance	0.20%
Industrials	0.00%
Leisure, Lodging & Entertainment	0.36%
Real Estate	0.28%
Convertible Bonds	13.36%
Aerospace & Defense	1.14%
Banking, Finance & Insurance	0.20%
Basic Materials	0.82%
Cable, Media & Publishing	0.32%
Computers & Technology	2.20%
Electronics & Electrical Equipment	0.14%
Energy	0.67%
Environmental Services	0.24%
Health Care & Pharmaceuticals	2.10%
Leisure, Lodging & Entertainment	0.31%
Real Estate	1.62%
Retail	0.25%
Telecommunications	2.44%
Transportation	0.37%
Utilities	0.54%
Corporate Bonds	43.33%
Banking	2.45%
Basic Industry	4.34%
Brokerage	0.21%
Capital Goods	2.96%
Consumer Cyclical	4.68%
Consumer Non-Cyclical	2.91%
Energy	4.75%
Finance & Investments	2.14%
Media	2.78%
Real Estate	0.12%
Services Cyclical	3.65%
Services Non-Cyclical	3.23%
Technology & Electronics	1.31%
Telecommunications	5.85%
Utilities	1.95%
Senior Secured Loans	3.02%
Exchange Traded Funds	0.18%
Limited Partnership	0.16%
Warrants	0.00%
Discount Note	3.40%
Securities Lending Collateral	9.37%
Total Value of Securities	143.61%
Obligation to Return Securities Lending Collateral	(9.92%)
Borrowing Under Line of Credit	(34.82%)
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

(continues)     1

Security type and top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Motorola	2.16%
Gap	2.12%
Marathon Oil	2.11%
International Business Machines	2.09%
Allstate	1.99%
Wyeth	1.96%
Mattel	1.92%
Quest Diagnostics	1.91%
Cardinal Health	1.88%
duPont (E.I.) deNemours	1.82%

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2009 (Unaudited)

		Number of
		Shares	Value
Common Stock – 66.48%
Consumer Discretionary – 4.10%
=†Õ	Avado Brands	1,390	$0
	Cablevision Systems	700	13,321
†	DIRECTV Group	1,050	23,625
	Gap	69,000	1,231,650
	Mattel	71,300	1,112,993
	Time Warner Cable Class A	2	62
			2,381,651
Consumer Staples – 10.22%
†	Archer-Daniels-Midland	37,100	1,020,992
	CVS Caremark	34,400	1,025,119
	Heinz (H.J.)	27,400	1,002,292
	Kimberly-Clark	19,300	1,001,477
	Kraft Foods Class A	37,000	966,070
	Safeway	45,400	919,804
			5,935,754
Diversified REITs – 0.73%
*	Vornado Realty Trust	7,523	351,023
*	Washington Real Estate
	Investment Trust	3,300	72,138
			423,161
Energy – 5.10%
	Chevron	12,600	840,042
	ConocoPhillips	19,500	893,880
	Marathon Oil	38,500	1,227,380
			2,961,302
Financials – 5.62%
	Allstate	45,000	1,157,850
	Bank of New York Mellon	36,700	1,019,526
	Blackstone Group	3,000	32,850
@†	Cardtronics	6,700	21,708
	Travelers	25,400	1,032,764
			3,264,698
Health Care – 11.93%
	Bristol-Myers Squibb	42,200	840,624
	Cardinal Health	30,500	1,090,375
	Johnson & Johnson	17,000	937,720
	Merck	34,600	954,268
	Pfizer	56,400	856,716
	Quest Diagnostics	21,300	1,112,286
	Wyeth	25,400	1,139,443
			6,931,432
Health Care REITs – 1.65%
	HCP	8,450	196,294
*	Health Care REIT	9,060	310,305
	Nationwide Health Properties	3,000	79,710
*	Omega Healthcare Investors	5,500	87,835
	Ventas	9,375	284,625
			958,769
Hotel REITs – 0.46%
	Host Hotels & Resorts	28,700	269,206
			269,206
Industrial REITs – 0.31%
	AMB Property	3,580	63,903
	DCT Industrial Trust	9,200	41,216
	ProLogis	8,800	74,712
			179,831
Industrials – 3.45%
†	BWAY Holding	1,840	26,919
†	Flextronics International	4,400	17,424
†	Foster Wheeler	2	53
†	Graphic Packaging Holding	12,758	23,985
	Grupo Aeroportuario del Centro
	Norte ADR	5,800	55,796
	Northrop Grumman	19,900	947,638
=†Õ	Port Townsend	350	4
*	Waste Management	33,700	929,783
			2,001,602
Information Technology – 7.68%
	Intel	66,600	1,046,952
	International Business Machines	11,400	1,211,592
*	Motorola	207,400	1,256,843
	Xerox	139,100	945,880
			4,461,267
Mall REITs – 1.35%
	General Growth Properties	6	12
*	Macerich	11,250	189,900
	Simon Property Group	11,102	593,624
			783,536
Materials – 1.82%
	duPont (E.I.) deNemours	37,100	1,056,237
			1,056,237
Mortgage REITs – 0.35%
	Annaly Capital Management	8,400	117,096
	Chimera Investment	23,800	83,062
			200,158
Multifamily REITs – 1.50%
	Apartment Investment &
	Management	15,368	145,228
*	BRE Properties	4,600	114,908
†	Camden Property Trust	6,850	205,637
	Equity Residential	16,600	404,044
			869,817
Office REITs – 1.48%
*	Alexandria Real Estate Equities	3,090	110,931
	Boston Properties	3,000	144,960
	Brandywine Realty Trust	11,500	85,675
	Corporate Office Properties Trust	2,400	71,232
	Highwoods Properties	8,600	194,532
*	Mack-Cali Realty	10,250	253,278
			860,608
Office/Industrial REITs – 0.73%
*	Digital Realty Trust	5,550	198,524
	Liberty Property Trust	9,700	225,816
			424,340

(continues)     3

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Common Stock (continued)
Self-Storgage REITs – 0.59%
* Public Storage	5,150	$343,042
		343,042
Shopping Center REITs – 0.49%
* Federal Realty Investment Trust	300	15,795
* Kimco Realty	15,630	182,715
Kite Realty Group Trust	10,700	34,668
Ramco-Gershenson Properties Trust	5,900	53,159
		286,337
Specialty REITs – 0.67%
Entertainment Properties Trust	1,320	26,822
* Plum Creek Timber	6,885	238,565
Potlatch	4,825	126,319
		391,706
Telecommunications – 2.96%
AT&T	33,200	823,028
† Century Communications	500,000	0
* Verizon Communications	30,700	898,282
		1,721,310
Utilities – 3.29%
Edison International	33,900	991,236
*† Mirant	189	2,950
*† NRG Energy	1,200	27,000
Progress Energy	25,100	891,301
		1,912,487
Total Common Stock
(cost $50,836,226)		38,618,251

Convertible Preferred Stock – 3.47%
Banking, Finance & Insurance – 0.67%
Aspen Insurance 5.625% exercise
price $29.28, expiration
date 12/31/49	8,800	382,250
@ Fannie Mae 8.75% exercise
price $32.45, expiration
date 5/13/11	3,500	3,745
		385,995
Basic Materials – 0.23%
Freeport-McMoRan Copper &
Gold 6.75% exercise price
$73.24, expiration date 5/1/10	1,600	135,600
		135,600
Cable, Media & Publishing – 0.33%
# Interpublic Group 144A
5.25% exercise price $13.66,
expiration date 12/31/49	360	192,240
		192,240
Energy – 0.28%
El Paso Energy Capital Trust I
4.75% exercise price $41.59,
expiration date 3/31/28	5,250	160,388
		160,388
Health Care & Pharmaceuticals – 0.98%
Inverness Medical Innovations
Series B 3.00% exercise
price $69.32, expiration
date 12/31/49	814	173,138
Mylan 6.50% exercise price
$17.08, expiration
date 11/15/10	220	221,676
Schering-Plough 6.00% exercise
price $33.69, expiration
date 8/13/10	800	175,200
		570,014
Real Estate – 0.35%
Nationwide Health Properties
Services B 7.75% exercise
price $22.25, expiration
date 12/31/49	1,700	204,000
		204,000
Telecommunications – 0.63%
Crown Castle International
6.50% exercise price $36.88,
expiration date 8/15/12	4,450	217,216
Lucent Technologies Capital Trust I
7.75% exercise price $24.80,
expiration date 3/15/17	305	151,051
		368,267
Total Convertible Preferred Stock
(cost $2,558,968)		2,016,504

Preferred Stock – 0.84%
Banking, Finance & Insurance – 0.20%
• JPMorgan Chase 7.90%	60,000	50,235
• PNC Financial Services Group 8.25%	80,000	68,233
		118,468
Industrials – 0.00%
=† Port Townsend	70	0
		0
Leisure, Lodging & Entertainment – 0.36%
Red Lion Hotels Capital Trust 9.50%	14,049	210,735
		210,735
Real Estate – 0.28%
SL Green Realty 7.625%	9,500	150,195
W2007 Grace Acquisitions I 8.75%	34,400	10,320
		160,515
Total Preferred Stock
(cost $1,611,034)		489,718

		Principal
		Amount	Value
	Convertible Bonds – 13.36%
	Aerospace & Defense – 1.14%
#	AAR 144A 1.75% exercise price
	$29.43, expiration date 2/1/26	$260,000	$209,950
	L-3 Communications Holdings
	3.00% exercise price $101.13,
	expiration date 8/1/35	165,000	162,938
	#144A 3.00% exercise price
	$101.13, expiration
	date 8/1/35	290,000	286,375
			659,263
	Banking, Finance & Insurance – 0.20%
	National City 4.00% exercise
	price $482.51, expiration
	date 2/1/11	120,000	114,750
			114,750
	Basic Materials – 0.82%
	Rayonier TRS Holdings
	3.75% exercise price $54.82,
	expiration date 10/15/12	345,000	344,569
#	Sino-Forest 144A 5.00% exercise
	price $20.29, expiration
	date 8/1/13	160,000	132,000
			476,569
	Cable, Media & Publishing – 0.32%
	General Cable 0.875% exercise
	price $50.36, expiration
	date 11/14/13	200,000	187,250
			187,250
	Computers & Technology – 2.20%
#	Advanced Micro Devices 144A
	6.00% exercise price $28.08,
	expiration date 5/1/15	450,000	218,250
	Euronet Worldwide
	3.50% exercise price $40.48,
	expiration date 10/15/25	435,000	364,312
	Hutchinson Technology
	3.25% exercise price $36.43,
	expiration date 1/15/26	340,000	125,800
#	Intel 144A 2.95% exercise
	price $31.53, expiration
	date 12/15/35	255,000	207,506
	Linear Technology
	3.125% exercise price $47.33,
	expiration date 5/1/27	180,000	176,625
	SanDisk 1.00% exercise price
	$82.36, expiration
	date 5/15/13	280,000	183,400
			1,275,893
	Electronics & Electrical Equipment – 0.14%
	Flextronics International
	1.00% exercise price $15.53,
	expiration date 8/1/10	85,000	80,113
			80,113
	Energy – 0.67%
	Chesapeake Energy
	2.25% exercise price $85.89,
	expiration date 12/15/38	220,000	128,700
	Peabody Energy 4.75% exercise
	price $58.44, expiration
	date 12/15/41	100,000	76,875
	Transocean
	1.50% exercise price $168.61,
	expiration date 12/15/37	100,000	91,000
	1.625% exercise price
	$168.61, expiration
	date 12/15/37	100,000	94,750
			391,325
	Environmental Services – 0.24%
	Allied Waste Industries
	4.25% exercise price $45.40,
	expiration date 4/15/34	145,000	141,375
			141,375
	Health Care & Pharmaceuticals – 2.10%
#	Allergan 144A 1.50% exercise
	price $63.33, expiration
	date 4/1/26	415,000	423,299
	Amgen
	0.375% exercise price $79.48,
	expiration date 2/1/13	235,000	211,500
	#144A 0.375% exercise price
	$79.48, expiration date 2/1/13	165,000	148,500
Φ	Hologic 2.00% exercise price
	$38.59, expiration
	date 12/15/37	200,000	140,000
	LifePoint Hospitals 3.50% exercise
	price $51.79, expiration
	date 5/14/14	110,000	90,750
	Medtronic 1.65% exercise
	price $55.41, expiration
	date 4/15/13	225,000	207,563
			1,221,612
	Leisure, Lodging & Entertainment – 0.31%
#	International Game Technology
	144A 3.25% exercise price
	$19.97, expiration date 5/1/14	160,000	179,600
			179,600
	Real Estate – 1.62%
#	Digital Realty Trust 144A
	5.50% exercise price $43.00,
	expiration date 4/15/29	220,000	215,974
#	Host Hotels & Resorts 144A
	3.25% exercise price $16.00,
	expiration date 3/15/24	215,000	211,238
@	MeriStar Hospitality
	9.50% exercise price $10.18,
	expiration date 4/1/10	230,000	236,094

(continues)     5

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Convertible Bonds (continued)
Real Estate (continued)
	ProLogis 2.25% exercise price
	$75.98, expiration date 4/1/37	$165,000	$129,113
	Vornado Realty Trust
	2.85% exercise price $159.04,
	expiration date 3/15/27	175,000	150,500
			942,919
Retail – 0.25%
	Pantry 3.00% exercise price
	$50.10, expiration
	date 11/15/12	180,000	144,225
			144,225
Telecommunications – 2.44%
#	Alaska Communications System
	Group 144A 5.75% exercise
	price $12.90, expiration
	date 3/1/13	260,000	188,500
	Level 3 Communications
	3.50% exercise price $5.46,
	expiration date 6/15/12	165,000	97,969
	NII Holdings 3.125% exercise
	price $118.32, expiration
	date 6/15/12	485,000	364,963
	Qwest Communications
	International 3.50% exercise
	price $5.23, expiration
	date 11/15/25	180,000	182,025
#	SBA Communications 144A
	4.00% exercise price $30.38,
	expiration date 10/1/14	165,000	168,506
#	Virgin Media 144A
	6.50% exercise price $19.22,
	expiration date 11/15/16	535,000	416,630
			1,418,593
Transportation – 0.37%
	Bristow Group 3.00% exercise
	price $77.34, expiration
	date 6/15/38	300,000	216,000
			216,000
Utilities – 0.54%
	Dominion Resources
	2.125% exercise price $36.14,
	expiration date 12/15/23	290,000	310,663
			310,663
Total Convertible Bonds
(cost $8,831,737)			7,760,150

Corporate Bonds – 43.33%
Banking – 2.45%
•	BAC Capital Trust XIV
	5.63% 12/31/49	150,000	69,201
	Bank of America 5.65% 5/1/18	165,000	147,906
	BB&T Capital Trust I
	5.85% 8/18/35	20,000	14,106
	BB&T Capital Trust II
	6.75% 6/7/36	25,000	18,118
	Capital One Financial
	6.15% 9/1/16	35,000	29,460
	Citigroup
	5.00% 9/15/14	115,000	100,102
	6.125% 8/25/36	100,000	74,235
#	GMAC 144A
	6.00% 12/15/11	75,000	65,287
	6.625% 5/15/12	90,000	77,900
	6.875% 9/15/11	230,000	205,954
	6.875% 8/28/12	133,000	115,125
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	20,000	16,958
@	Popular North America Capital
	Trust I 6.564% 9/15/34	90,000	29,902
•#	Rabobank 144A
	11.00% 12/29/49	75,000	78,750
•	USB Capital IX 6.189% 4/15/49	115,000	75,066
•	Wells Fargo Capital XIII
	7.70% 12/29/49	205,000	160,022
	Zions Bancorporation
	5.50% 11/16/15	60,000	41,017
	6.00% 9/15/15	150,000	105,236
			1,424,345
Basic Industry – 4.34%
	California Steel Industries
	6.125% 3/15/14	120,000	98,100
	Domtar 7.125% 8/15/15	105,000	87,675
@#	Evraz Group 144A 9.50% 4/24/18	195,000	142,350
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15	120,000	120,137
	8.375% 4/1/17	80,000	79,512
	Georgia-Pacific
	7.70% 6/15/15	65,000	60,938
	8.875% 5/15/31	130,000	111,150
	Huntsman International
	7.375% 1/1/15	40,000	27,050
	*7.875% 11/15/14	85,000	58,650
	Innophos 8.875% 8/15/14	185,000	166,962
@#	Innophos Holding 144A
	9.50% 4/15/12	115,000	96,025
	International Coal Group
	10.25% 7/15/14	125,000	86,875
#	MacDermid 144A 9.50% 4/15/17	200,000	123,000
*#	Nalco 144A 8.25% 5/15/17	25,000	25,250
	NewPage 10.00% 5/1/12	65,000	36,725
•	Noranda Aluminum Acquisition
	PIK 5.413% 5/15/15	150,000	80,250
	Norske Skog Canada
	8.625% 6/15/11	165,000	96,938
	PolyOne 8.875% 5/1/12	10,000	6,775
=@	Port Townsend 12.431% 8/27/12	102,592	74,379
@	Potlatch 12.50% 12/1/09	250,000	259,446
*	Rockwood Specialties Group
	7.50% 11/15/14	150,000	143,250

		Principal
		Amount	Value
Corporate Bonds (continued)
Basic Industry (continued)
•#	Ryerson 144A 8.403% 11/1/14	$105,000	$58,406
@#	Sappi Papier Holding 144A
	6.75% 6/15/12	115,000	71,622
@#	Steel Capital 144A
	9.75% 7/29/13	100,000	82,000
#	Steel Dynamics 144A
	8.25% 4/15/16	135,000	115,763
#	Teck Resources 144A
	10.25% 5/15/16	40,000	40,550
	10.75% 5/15/19	80,000	82,425
#	Vedanta Resources 144A
	9.50% 7/18/18	100,000	87,500
			2,519,703
Brokerage – 0.21%
	LaBranche 11.00% 5/15/12	130,000	119,925
			119,925
Capital Goods – 2.96%
	Associated Materials
	9.75% 4/15/12	45,000	38,250
	Building Materials Corporation of
	America 7.75% 8/1/14	110,000	96,800
#	BWAY Holding 144A
	10.00% 4/15/14	220,000	220,825
@	CPG International I
	10.50% 7/1/13	75,000	39,750
	Crown Americas Capital
	7.625% 11/15/13	90,000	88,200
	Graham Packaging
	9.875% 10/15/14	225,000	201,375
	Graphic Packaging International
	9.50% 8/15/13	255,000	239,699
@	Intertape Polymer 8.50% 8/1/14	90,000	40,500
#	Moog 144A 7.25% 6/15/18	110,000	103,950
	Owens-Brockway Glass Container
	6.75% 12/1/14	85,000	80,963
#	Plastipak Holdings 144A
	8.50% 12/15/15	50,000	43,000
	Pregis 12.375% 10/15/13	20,000	12,800
*	RBS Global/Rexnord
	11.75% 8/1/16	115,000	73,025
	Rock-Tenn 9.25% 3/15/16	110,000	112,200
*	Sally Holdings 10.50% 11/15/16	175,000	176,313
	Solo Cup 8.50% 2/15/14	70,000	56,350
	Thermadyne Holdings
	10.00% 2/1/14	145,000	96,425
			1,720,425
Consumer Cyclical – 4.68%
	Beazer Homes USA
	8.625% 5/15/11	40,000	25,900
	Dave & Buster’s 11.25% 3/15/14	10,000	8,450
	Denny’s Holdings 10.00% 10/1/12	60,000	58,200
	Dollar General 10.625% 7/15/15	115,000	122,188
	DR Horton
	6.00% 4/15/11	55,000	53,213
	7.875% 8/15/11	190,000	190,000
#	Expedia 144A 8.50% 7/1/16	95,000	90,725
	Ford Motor Credit
	•3.889% 1/13/12	120,000	94,950
	7.25% 10/25/11	50,000	43,171
	7.375% 10/28/09	70,000	68,280
	7.80% 6/1/12	250,000	213,620
	8.00% 6/1/14	100,000	81,205
	9.875% 8/10/11	70,000	63,934
	Goodyear Tire & Rubber
	*9.00% 7/1/15	145,000	139,200
	10.50% 5/15/16	45,000	45,000
#	Invista 144A 9.25% 5/1/12	125,000	117,500
#	Landry’s Restaurants 144A
	14.00% 8/15/11	70,000	65,450
	Levi Strauss 9.75% 1/15/15	138,000	133,860
	Limited Brands 6.90% 7/15/17	85,000	72,271
	M/I Homes 6.875% 4/1/12	80,000	64,400
	Macy’s Retail Holdings
	8.875% 7/15/15	140,000	135,043
	10.625% 11/1/10	45,000	46,081
	Meritage Homes
	6.25% 3/15/15	25,000	18,938
	7.00% 5/1/14	100,000	78,500
	Mobile Mini 6.875% 5/1/15	110,000	90,475
	Mohawk Industries
	6.625% 1/15/16	85,000	73,476
	New Albertsons 7.25% 5/1/13	45,000	43,425
	Ryland Group
	6.875% 6/15/13	215,000	206,399
	8.40% 5/15/17	100,000	97,500
#	Sealy Mattress 144A
	10.875% 4/15/16	40,000	41,200
	Toys R Us 7.625% 8/1/11	75,000	57,375
*#	TRW Automotive 144A
	7.00% 3/15/14	110,000	81,400
			2,721,329
Consumer Non-Cyclical – 2.91%
	Alliance One International
	8.50% 5/15/12	20,000	18,700
	11.00% 5/15/12	40,000	40,500
	Bausch & Lomb 9.875% 11/1/15	145,000	133,038
*	Constellation Brands
	8.125% 1/15/12	120,000	120,000
	Cornell 10.75% 7/1/12	55,000	54,450
	Cott Beverages USA
	8.00% 12/15/11	100,000	86,500
	Del Monte
	6.75% 2/15/15	55,000	52,388
	8.625% 12/15/12	5,000	5,050
#	Dole Foods 144A
	13.875% 3/15/14	100,000	107,500
	Elan Finance
	7.75% 11/15/11	35,000	31,675
	8.875% 12/1/13	75,000	64,875

(continues)     7

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Ingles Markets 144A
	8.875% 5/15/17	$80,000	$79,100
	Inverness Medical Innovations
	9.00% 5/15/16	55,000	52,938
	Iron Mountain
	6.625% 1/1/16	105,000	97,650
	8.00% 6/15/20	85,000	79,050
*	Jarden 7.50% 5/1/17	55,000	47,850
#	JBS USA Finance 144A
	11.625% 5/1/14	120,000	115,800
	JohnsonDiversey Holdings
	10.67% 5/15/13	110,000	86,900
	LVB Acquisition
	*10.00% 10/15/17	125,000	128,437
	11.625% 10/15/17	30,000	29,700
	Smithfield Foods 7.75% 5/15/13	115,000	87,400
	Supervalu 8.00% 5/1/16	20,000	19,700
#	Tyson Foods 144A 10.50% 3/1/14	65,000	69,225
	Universal Hospital Services PIK
	8.50% 6/1/15	85,000	82,025
			1,690,451
Energy – 4.75%
	AmeriGas Partners
	7.125% 5/20/16	80,000	74,500
	Berry Petroleum 10.25% 6/1/14	45,000	44,381
	Chesapeake Energy
	6.375% 6/15/15	155,000	133,688
	9.50% 2/15/15	95,000	94,288
	Complete Production Service
	8.00% 12/15/16	105,000	85,575
#	Copano Energy 144A
	7.75% 6/1/18	100,000	89,000
	Denbury Resources
	7.50% 4/1/13	5,000	4,825
	9.75% 3/1/16	70,000	71,750
	Dynergy Holdings 7.75% 6/1/19	170,000	124,525
	El Paso
	6.875% 6/15/14	50,000	47,603
	7.00% 6/15/17	55,000	51,790
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11	175,000	173,741
	Forest Oil 7.25% 6/15/19	65,000	56,225
	Geophysique-Veritas
	7.50% 5/15/15	30,000	27,600
	7.75% 5/15/17	95,000	84,075
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16	165,000	136,950
#	Hilcorp Energy I 144A
	7.75% 11/1/15	50,000	43,250
	9.00% 6/1/16	100,000	88,500
	Inergy Finance 6.875% 12/15/14	150,000	138,000
	Key Energy Services
	8.375% 12/1/14	105,000	92,925
	Mariner Energy 8.00% 5/15/17	200,000	159,000
	MarkWest Energy Partners/
	Finance 8.75% 4/15/18	90,000	75,150
	Massey Energy 6.875% 12/15/13	225,000	200,249
	OPTI Canada
	7.875% 12/15/14	65,000	44,200
	8.25% 12/15/14	55,000	38,225
	PetroHawk Energy
	9.125% 7/15/13	55,000	54,313
	#144A 7.875% 6/1/15	85,000	79,263
@	Petroleum Development
	12.00% 2/15/18	125,000	93,750
	Plains Exploration & Production
	7.00% 3/15/17	50,000	43,750
	Range Resources 7.25% 5/1/18	100,000	94,125
	Regency Energy Partners
	8.375% 12/15/13	61,000	58,255
#	SandRidge Energy 144A
	9.875% 5/15/16	55,000	52,663
	Whiting Petroleum 7.25% 5/1/13	110,000	101,200
			2,757,334
Finance & Investments – 2.14%
@	Cardtronics 9.25% 8/15/13	225,000	225,675
	CIT Group
	4.75% 12/15/10	30,000	25,531
	5.40% 1/30/16	35,000	23,082
	5.65% 2/13/17	135,000	89,426
	5.85% 9/15/16	250,000	165,222
	#144A 12.00% 12/18/18	120,000	65,958
	International Lease Finance
	5.25% 1/10/13	35,000	27,270
	5.35% 3/1/12	15,000	11,299
	5.55% 9/5/12	50,000	39,449
	5.625% 9/20/13	75,000	58,514
	Lender Process Services
	8.125% 7/1/16	85,000	84,150
•#	Liberty Mutual Group 144A
	10.75% 6/15/58	180,000	111,762
	MetLife 6.40% 12/15/36	135,000	96,100
•#	MetLife Capital Trust X 144A
	9.25% 4/8/38	100,000	85,189
@#	Nuveen Investments 144A
	10.50% 11/15/15	245,000	132,300
			1,240,927
Media – 2.78%
‡#	Charter Communications
	Operating 144A
	*10.00% 4/30/12	35,000	33,775
	*10.375% 4/30/14	70,000	66,850
	10.875% 9/15/14	320,000	331,199
#	CSC Holdings 144A
	8.50% 4/15/14	21,000	21,000
	8.50% 6/15/15	115,000	113,850
	DirecTV Holdings 7.625% 5/15/16	85,000	82,663
	Echostar DBS 7.125% 2/1/16	120,000	111,000

		Principal
		Amount	Value
Corporate Bonds (continued)
Media (continued)
	Interpublic Group
	6.25% 11/15/14	$78,000	$66,885
	Lamar Media 6.625% 8/15/15	85,000	69,275
	Mediacom Capital 9.50% 1/15/13	90,000	86,400
	Nielsen Finance
	10.00% 8/1/14	80,000	76,600
	#144A 11.50% 5/1/16	10,000	9,550
	#144A 11.625% 2/1/14	40,000	39,800
	Quebecor Media 7.75% 3/15/16	75,000	66,938
#	Rainbow National Services 144A
	10.375% 9/1/14	70,000	72,538
#	UPC Holding 144A
	9.875% 4/15/18	100,000	97,000
#	Videotron 144A 9.125% 4/15/18	140,000	145,600
	Visant Holding 8.75% 12/1/13	125,000	121,563
			1,612,486
Real Estate – 0.12%
	Ventas Realty 6.50% 6/1/16	75,000	68,625
			68,625
Services Cyclical – 3.65%
*	ARAMARK 8.50% 2/1/15	200,000	191,749
#	Ashtead Capital 144A
	9.00% 8/15/16	100,000	74,500
	Delta Air Lines 7.92% 11/18/10	20,000	17,600
#	Erac USA Finance 144A
	6.375% 10/15/17	85,000	71,502
	FTI Consulting 7.75% 10/1/16	65,000	63,474
@#	Galaxy Entertainment Finance
	144A 9.875% 12/15/12	140,000	116,900
	Gaylord Entertainment
	6.75% 11/15/14	70,000	53,550
	8.00% 11/15/13	120,000	99,450
	Global Cash Access
	8.75% 3/15/12	150,000	147,750
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17	140,000	136,500
*	Hertz
	8.875% 1/1/14	105,000	96,075
	10.50% 1/1/16	60,000	52,500
#	Kansas City Southern de Mexico 144A
	12.50% 4/1/16	100,000	94,500
*#	MGM MIRAGE 144A
	10.375% 5/15/14	45,000	46,575
	11.125% 11/15/17	55,000	57,888
	13.00% 11/15/13	160,000	175,599
@‡	Northwest Airlines 10.00% 2/1/10	55,000	556
	Pinnacle Entertainment
	7.50% 6/15/15	85,000	71,400
	8.75% 10/1/13	110,000	108,900
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14	150,000	145,500
	RSC Equipment Rental
	9.50% 12/1/14	110,000	86,350
@#	Seminole Indian Tribe of
	Florida 144A
	7.804% 10/1/20	145,000	121,462
	8.03% 10/1/20	75,000	60,891
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15	55,000	32,175
			2,123,346
Services Non-Cyclical – 3.23%
	Alliance Imaging 7.25% 12/15/12	110,000	108,350
	Casella Waste Systems
	9.75% 2/1/13	250,000	208,750
	Community Health Systems
	8.875% 7/15/15	230,000	228,562
	HCA
	6.50% 2/15/16	195,000	150,150
	PIK 9.625% 11/15/16	415,000	398,399
•	HealthSouth 8.323% 6/15/14	205,000	189,625
	Psychiatric Solutions
	7.75% 7/15/15	100,000	90,500
	#144A 7.75% 7/15/15	45,000	40,275
	Select Medical 7.625% 2/1/15	280,000	222,600
	Tenet Healthcare 7.375% 2/1/13	135,000	130,613
	US Oncology 9.00% 8/15/12	70,000	70,350
	US Oncology Holdings PIK
	6.904% 3/15/12	55,000	37,675
			1,875,849
Technology & Electronics – 1.31%
	Amkor Technologies
	7.75% 5/15/13	65,000	58,419
	Anixter 10.00% 3/15/14	55,000	54,725
	Avago Technologies Finance
	10.125% 12/1/13	80,000	77,300
	Celestica
	7.625% 7/1/13	95,000	93,100
	7.875% 7/1/11	65,000	65,488
*	Flextronics International
	6.25% 11/15/14	60,000	54,000
	National Semiconductor
	6.60% 6/15/17	55,000	46,571
	Sanmina-SCI 8.125% 3/1/16	116,000	65,540
	SunGard Data Systems
	9.125% 8/15/13	116,000	112,230
	10.25% 8/15/15	146,000	133,224
			760,597
Telecommunications – 5.85%
	Cincinnati Bell 7.00% 2/15/15	115,000	106,088
	Citizens Communications
	6.25% 1/15/13	65,000	61,181
	7.125% 3/15/19	164,000	145,550
	Cricket Communications
	9.375% 11/1/14	145,000	145,000
	#144A 7.75% 5/15/16	65,000	63,131

(continues)     9

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Crown Castle International
9.00% 1/15/15	$60,000	$60,900
*# Digicel 144A 9.25% 9/1/12	100,000	96,000
# Digicel Group 144A
8.875% 1/15/15	100,000	80,500
# DigitalGlobe 144A 10.50% 5/1/14	65,000	67,113
Frontier Communications
8.25% 5/1/14	45,000	44,213
GCI 7.25% 2/15/14	65,000	59,231
Hughes Network Systems
9.50% 4/15/14	210,000	203,700
Inmarsat Finance
10.375% 11/15/12	165,000	171,188
Intelsat Jackson Holdings
11.25% 6/15/16	250,000	257,499
Lucent Technologies
6.45% 3/15/29	165,000	94,875
MetroPCS Wireless
9.25% 11/1/14	193,000	194,689
Nextel Communications
7.375% 8/1/15	185,000	147,538
# Nordic Telephone Holdings 144A
8.875% 5/1/16	75,000	75,375
# Qwest 144A 8.375% 5/1/16	90,000	88,875
Qwest Communications
International 7.50% 2/15/14	65,000	60,125
Sprint Nextel 6.00% 12/1/16	400,000	326,999
# Telesat Canada 144A
11.00% 11/1/15	85,000	82,875
12.50% 11/1/17	100,000	88,500
Time Warner Telecom Holdings
9.25% 2/15/14	130,000	130,975
@# VimpelCom 144A
9.125% 4/30/18	295,000	247,063
Virgin Media Finance
8.75% 4/15/14	105,000	101,850
# Wind Acquisition Finance 144A
10.75% 12/1/15	75,000	79,125
Windstream 8.125% 8/1/13	120,000	118,650
		3,398,808
Utilities – 1.95%
AES
7.75% 3/1/14	98,000	93,835
8.00% 10/15/17	50,000	46,750
#144A 8.00% 6/1/20	60,000	53,100
Elwood Energy 8.159% 7/5/26	171,700	140,339
Midwest Generation
8.30% 7/2/09	45,637	45,409
Mirant Americas Generation
8.50% 10/1/21	200,000	167,000
w Mirant Mid Atlantic Pass Through
Trust Series A 8.625% 6/30/12	71,388	69,960
NRG Energy
7.375% 2/1/16	190,000	179,313
7.375% 1/15/17	45,000	42,413
Orion Power Holdings
12.00% 5/1/10	178,000	184,674
RRI Energy 6.75% 12/15/14	45,000	43,538
Texas Competitive
Electric Holdings
10.25% 11/1/15	115,000	68,711
		1,135,042
Total Corporate Bonds
(cost $25,642,780)		25,169,192

«Senior Secured Loans – 3.02%
Calpine Term Tranche Loan T1
4.095% 3/29/14	100,000	87,292
Flextronics
Term Tranche Loan A2
2.678% 10/1/14	57,547	46,469
Term Tranche Loan A3
2.678% 10/1/14	67,138	54,214
Ford Motor Term Tranche Loan B
3.603% 12/15/13	368,026	266,245
General Motors Term Tranche
Loan B 8.00% 11/29/13	437,516	419,156
Northwest Airlines 2.36% 8/21/13	80,000	74,900
Talecris Biotherapeutics 2nd Lien
7.42% 12/6/14	225,000	198,750
Texas Competitive Electric
Holdings Term Tranche Loan B2
3.882% 10/10/14	369,646	256,827
Toys R Us Term Tranche Loan B
4.566% 7/19/12	215,000	177,913
Univision Communications
Term Tranche Loan B
2.678% 9/29/14	245,000	170,122
Total Senior Secured Loans
(cost $1,344,141)		1,751,888

	Number of
	Shares
Exchange Traded Funds – 0.18%
Commodity Fund – 0.15%
*† SPDR Gold Trust	900	86,589
		86,589
Equity Fund – 0.03%
ProShares UltraShort Real Estate	1,000	19,550
		19,550
Total Exchange Traded Funds
(cost $111,992)		106,139

Limited Partnership – 0.16%
* Brookfield Infrastructure Partners	7,600	94,924
Total Limited Partnership
(cost $144,435)		94,924

	Number of
	Shares	Value
Warrants – 0.00%
=† Port Townsend	70	$1
†# Solutia 144A,
exercise price $7.59,
expiration date 7/15/09	650	0
Total Warrants
(cost $56,974)		1

	Principal
	Amount
≠Discount Note – 3.40%
Federal Home Loan Bank
0.07% 6/1/09	$1,973,013	1,973,013
Total Discount Note
(cost $1,973,013)		1,973,013

Total Value of Securities Before Securities
Lending Collateral – 134.24%
(cost $93,111,300)		77,979,780

	Number of
	Shares
Securities Lending Collateral** – 9.37%
Investment Companies
Mellon GSL DBT II
Collateral Fund	229,687	229,687
BNY Mellon SL DBT II
Liquidating Fund	5,370,499	5,211,632
†Mellon GSL Reinvestment
Trust II	163,237	16
Total Securities Lending Collateral
(cost $5,763,423)		5,441,335

Total Value of Securities – 143.61%
(cost $98,874,723)		83,421,115 ©
Obligation to Return Securities
Lending Collateral** – (9.92%)		(5,763,423)
Borrowing Under Line of Credit – (34.82%)		(20,225,000)
Receivables and Other Assets
Net of Liabilities – 1.13%		654,404
Net Assets Applicable to 9,935,835 Shares
Outstanding; Equivalent
to $5.85 Per Share – 100.00%		$58,087,096

Components of Net Assets at May 31, 2009:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund		$101,608,382
Distributions in excess of net investment income		(150,949)
Accumulated net realized loss investments		(27,916,729)
Net unrealized depreciation of investments		(15,453,608)
Total net assets		$58,087,096

†	Non income producing security.

‡	Non income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of May 31, 2009.

≠	The rate shown is the effective yield at the time of purchase.

@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $2,241,618, which represented 3.86% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Õ	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2009, the aggregate amount of the restricted securities was $4 or 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2009, the aggregate amount of fair valued securities was $74,384, which represented 0.13% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2009, the aggregate amount of Rule 144A securities was $9,987,812, which represented 17.19% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2009.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Fully or partially on loan.

**	See Note 9 in “Notes to financial statements.”

©	Includes $5,594,698 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.

Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$1,057,247
Interest	1,550,932
Securities lending income	25,144	$2,633,323

Expenses:
Management fees	199,069
Reports to shareholders	52,153
Dividend disbursing and transfer agent fees and expenses	41,819
Legal fees	25,328
Accounting and administration expenses	14,436
NYSE fees	11,875
Taxes (other than taxes on income)	8,000
Commercial paper fees	6,938
Audit and tax	6,759
Pricing fees	6,653
Dues and services	3,706
Directors’ fees	2,118
Custodian fees	1,773
Insurance fees	894
Consulting fees	437
Registration fees	292
Directors’ expenses	187	382,437
Less expense paid indirectly		(274)
Total operating expenses (before interest expense)		382,163
Interest expense		119,860
Total operating expenses (after interest expense)		502,023
Net Investment Income		2,131,300

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized loss on:
Investments		(10,788,801)
Swap contracts		(4,412)
Foreign curencies		(249)
Net realized loss		(10,793,462)
Net change in unrealized appreciation/depreciation of investments		18,569,286
Net Realized and Unrealized Gain on Investments and Foreign Currencies		7,775,824

Net Increase in Net Assets Resulting from Operations		$9,907,124

See accompanying notes

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,131,300	$5,021,360
Net realized loss on investments	(10,793,462)	(16,172,098)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	18,569,286	(46,110,238)
Net increase (decrease) in net assets resulting from operations	9,907,124	(57,260,976)

Dividends and Distributions to Shareholders from:[1]
Net investment income	(3,651,392)	(5,710,800)
Tax return of capital	—	(4,120,447)
	(3,651,392)	(9,831,247)
Capital Share Transactions:
Cost of shares repurchased[2]	—	(5,004,526)
Decrease in net assets derived from capital share transactions	—	(5,004,526)
Net Increase (Decrease) in Net Assets	6,255,732	(72,096,749)

Net Assets:
Beginning of period	51,831,364	123,928,113
End of period (including distributions in excess of
net investment income of $150,949 and $156,700, respectively)	$58,087,096	$51,831,364

1See Note 4 in “Notes to financial statements.”
2See Note 6 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.

Six Months Ended May 31, 2009 (Unaudited)

Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$9,907,124

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(42,492)
Purchase of investment securities	(20,370,692)
Proceeds from disposition of investment securities	19,693,136
Proceeds from disposition of short-term investment securities, net	2,478,833
Net realized loss from investment transactions	10,818,747
Net realized loss from foreign currencies	249
Net change in net unrealized appreciation/depreciation of investments and foreign currencies	(18,569,286)
Increase in receivable for investments sold	(313,546)
Decrease in interest and dividends receivable and other assets	138,774
Increase in payable for investments purchased	664,714
Increase in interest payable	6,164
Increase in accrued expenses and distributions payable	523,115
Total adjustments	(4,972,284)
Net cash provided by operating activities	4,934,840

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(3,651,392)
Net cash used for financing activities	(3,651,392)
Net increase in cash	1,283,448
Cash at beginning of period	(774,889)
Cash at end of period	$508,559

Interest paid for borrowings during the period	$113,696

See accompanying notes

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
	(Unaudited)
Net asset value, beginning of period	$5.220	$11.850	$14.200	$12.650	$12.960	$11.700

Income (loss) from investment operations:
Net investment income[2]	0.215	0.490	0.408	0.470	0.623	0.625
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.783	(6.160)	(0.640)	2.150	0.027	1.595
Total from investment operations	0.998	(5.670)	(0.232)	2.620	0.650	2.220

Less dividends and distributions from:
Net investment income	(0.368)	(0.558)	(0.553)	(0.486)	(0.722)	(0.663)
Net realized gain on investments	—	—	(0.912)	(0.584)	(0.238)	(0.297)
Return of capital	—	(0.402)	(0.653)	—	—	—
Total dividends and distributions	(0.368)	(0.960)	(2.118)	(1.070)	(0.960)	(0.960)

Net asset value, end of period	$5.850	$5.220	$11.850	$14.200	$12.650	$12.960

Market value, end of period	$5.420	$4.020	$10.660	$13.460	$12.550	$11.760

Total return based on:[3]
Net asset value	20.11%	(50.35% )	(0.94% )	22.41%	5.44%	20.29%
Market value	45.46%	(57.51% )	(5.99% )	16.96%	15.38%	7.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,087	$51,831	$123,928	$156,324	$146,638	$166,929
Ratio of expenses to average net assets	1.93%	2.39%	2.71%	2.71%	2.20%	1.51%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	1.06%	0.88%	0.84%	0.88%	0.91%	0.76%
Ratio of interest expense to adjusted average net assets[4]	0.33%	0.80%	1.25%	1.19%	0.78%	0.36%
Ratio of net investment income to average net assets	8.18%	5.12%	2.92%	3.59%	4.81%	5.10%
Ratio of net investment income to adjusted average net assets[4]	5.90%	3.59%	2.27%	2.74%	3.70%	3.78%
Portfolio turnover	57%	64%	49%	63%	94%	89%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$20,225	$20,225	$44,000	$44,000	$48,000	$55,000
Asset coverage per $1,000 of debt outstanding at end of period	$3,872	$3,563	$3,820	$4,577	$4,073	$4,044

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4] Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2009 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry. There were no commission rebates for the period ended May 31, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, (calculated daily) of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $1,805 for these services.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$35,130
Fees and expenses payable to DSC	326
Other expenses payable to DMC and affiliates*	1,393

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $2,807 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2009, Kristen E. Bartholdson was appointed co-portfolio manager of the Fund. Ms. Bartholdson serves as co-manager with D. Tysen Nutt Jr., Anthony A. Lombardi, Roger A. Vogel Jr., Nikhil Lalvani, Nashira S. Wynn, Thomas H. Chow, Roger A. Early, Kevin P. Loome, Babak Zenouzi, and Damon J. Andres. Ms. Bartholdson works with Mr. Nutt, Mr. Lombardi, Mr. Vogel, Ms. Wynn, and Mr. Lalvani on the Fund’s large cap value sleeve.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $20,370,692 and sales of $19,693,136 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $99,545,376. At May 31, 2009, net unrealized depreciation was $16,124,261, of which $2,852,160 related to unrealized appreciation of investments and $18,976,421 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

(continues)     17

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$39,048,986
Level 2	44,076,662
Level 3	295,467
Total	$83,421,115

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$901,382
Net realized loss	(295,207)
Net change in unrealized	447,348
appreciation/depreciation
Net purchases, sales, and settlements	(758,056)
Balance as of 5/31/09	$295,467

Net change in unrealized appreciation/
depreciation from investments still
held as of 5/31/09	$210,836

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
	(Unaudited)
Ordinary income	$3,651,392	$5,710,800
Return of capital	—	4,120,447
Total	$3,651,392	$9,831,247

*Tax information for the six months ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$101,608,382
Realized losses 12/1/08 – 5/31/09	(10,975,741)
Capital loss carryforwards as of 11/30/08	(16,270,335)
Unrealized depreciation of investments	(16,124,261)
Other temporary differences	(150,949)
Net assets	$58,087,096

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax treatment of partnership income and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$1,525,843
Accumulated net realized loss	92,988
Paid-in capital	(1,618,831)

For federal income tax purposes, capital loss carryforwards of $16,270,335 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

For the six months ended May 31, 2009, the Fund had capital losses of $10,975,824, which may increase the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, BNY Mellon Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2009 and the year ended November 30, 2008.

On May 21, 2009, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 29, 2009, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2009 and expired on June 26, 2009.

In connection with the tender offer, the Fund purchased 496,792 shares of capital stock at a total cost of $2,916,169. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 0.879434237) in accordance with the terms of the tender offer.

On May 22, 2008, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 30, 2008, the first business day following the expiration of the offer. The tender offer commenced on May 30, 2008 and expired on June 27, 2008. In connection with the tender offer, the Fund purchased 522,939 shares of capital stock at a total cost of $5,004,526.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2009, and year ended November 30, 2008.

7. Line of Credit

For the six months ended May 31, 2009, the Fund borrowed money pursuant to a $44,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 16, 2009. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2009, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.09%. During the six months ended May 31, 2009, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.07%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at May 31, 2009.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

(continues)     19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of the securities on loan was $5,594,698, for which the Fund received collateral, comprised of non-cash collateral valued at $80,937, and cash collateral of $5,763,423 Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risks

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2009. The Fund’s REITs holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Investment Advisory Agreement

At a meeting held on May 19–21, 2009 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Dividend and Income Fund, Inc. (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Directors reviewed and discussed the Lipper reports with counsel to the independent Directors. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with counsel to the independent Directors. Although the Directors gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

(continues)     21

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Investment Advisory Agreement (continued)

The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the second quartile. The report further showed that the Fund’s total return for the ten-year period was in the third quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

†Audit committee member

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 29, 2009